Loans and Allowance for Credit Losses (Financial Effect of Modifications) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Commercial | Domestic
Financing Receivable, Modifications [Line Items]
Weighted average interest rate decrease from modification	0.11%	0.13%
Weighted average term increase from modificationn	9 months 18 days	1 year
Commercial | Foreign
Financing Receivable, Modifications [Line Items]
Weighted average interest rate decrease from modification		0.46%
Weighted average term increase from modificationn	8 months 12 days	9 months 18 days
Residential
Financing Receivable, Modifications [Line Items]
Weighted average term increase from modificationn	1 year 7 months 6 days	1 year 7 months 6 days
Card
Financing Receivable, Modifications [Line Items]
Weighted average interest rate decrease from modification	18.00%	15.22%
Weighted average term increase from modificationn	3 years	3 years
Decrease in loan principal from modification	¥ 862	¥ 809
Krungsri
Financing Receivable, Modifications [Line Items]
Weighted average interest rate decrease from modification	4.70%	1.34%
Weighted average term increase from modificationn	3 years 7 months 6 days	2 years 3 months 18 days
Decrease in loan principal from modification	¥ 3,524	¥ 1,250
Other
Financing Receivable, Modifications [Line Items]
Weighted average interest rate decrease from modification	4.00%	3.40%
Weighted average term increase from modificationn	1 year	3 years